Investments in associates	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Investments in associates [Text Block]
12.	Investments in associates

	2017	2016
	$	$

Balance – January 1	82,902	44,011
Acquisitions	136,529	14,974
Exercise of warrants	14,519	775
Transfer from other investments	-	13,068
Share of loss, net	(6,114)	(6,623)
Share of other comprehensive income (loss), net	(537)	1,264
Net gain on ownership dilution	30,560	12,023
Disposals	(426)	-
Gain on disposal (i)	-	3,410
Balance – December 31	257,433	82,902

(i)

In March 2016, Osisko Mining Inc. (“Osisko Mining”), an associate, acquired NioGold Mining Corp. (“NioGold”), another associate. This transaction generated a gain on the disposal of the shares of NioGold.

Material investments

Osisko Mining Inc.

Osisko Mining is a Canadian focused gold exploration and development company. In 2016, Osisko acquired a 1% NSR royalty on properties held by Osisko Mining for $5.0 million, which includes a 1% NSR royalty on the Windfall Lake gold project (bringing the total NSR royalty on the Windfall Lake gold project to 1.5%, including the 0.5% NSR royalty acquired in 2015), where Osisko Mining is currently pursuing significant drilling activities. In March 2016, Osisko Mining acquired all of the outstanding shares of NioGold. The Company invested $6.8 million in Osisko Mining in 2016 and an additional $40.1 million in 2017. As at December 31, 2017, the Company holds 32,302,034 common shares representing 15.5% interest in Osisko Mining ( 13.5% as at December 31, 2016). Based on the fact that some officers and directors of Osisko are also officers and directors of Osisko Mining, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Osisko Mining since 2014 and accounts for its investment using the equity method.

Barkerville Gold Mines Ltd.

Barkerville Gold Mines Ltd. (“Barkerville”) is focused on the development of its extensive land package located in the historical Cariboo Mining District of central British Columbia, Canada. In November, 2015, Osisko and Barkerville entered into an agreement for Osisko to acquire a 1.5% NSR royalty on the Cariboo Gold project for cash consideration of $25.0 million. In April, 2017, Osisko acquired an additional 0.75% NSR royalty on the Cariboo gold project for cash consideration of $12.5 million, increasing the total NSR royalty held by Osisko to 2.25% . In 2016 and 2017, Osisko acquired common shares of Barkerville for $8.2 million and $52.1 million, respectively. As at December 31, 2017, the Company holds 142,309,310 common shares representing a 32.7% interest in Barkerville ( 17.3% as at December 31, 2016). Based on the fact that the chair of the Board of Directors and chief executive officer of Osisko is also the chair of the Board of Directors of Barkerville, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Barkerville since 2016 and accounts for its investment using the equity method.

Dalradian Resources Inc.

Dalradian Resources Inc. (“Dalradian”) is a mineral exploration and development company focused on advancing its high- grade Curraghinalt Gold Project located in Northern Ireland, United Kingdom. On October 10, 2017, Osisko entered into a subscription agreement with Dalradian pursuant to which Osisko made an investment of $28.3 million into Dalradian by way of a non-brokered private placement to acquire 19,217,687 common shares. In 2017, Osisko also exercised warrants for $6.5 million in exchange for 6,250,000 common shares of Dalradian. As at December 31, 2017, the Company holds 31,717,687 common shares representing an 8.9% interest in Dalradian ( 2.6% as at December 31, 2016). Based on the fact that the chair of the Board of Directors and chief executive officer of Osisko is also a director of Dalradian, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Dalradian since 2012 and accounts for its investment using the equity method.

Falco Resources Ltd.

Falco Resources Ltd.’s (“Falco”) main asset is the Horne 5 gold project, for which a positive feasibility study was released in October 2017. In 2016, Osisko entered into a financing agreement of $10.0 million with Falco, bearing an interest rate of 7%, which will be applied against a stream deposit to be negotiated by May 31, 2018 (the original maturity date was October 31, 2017, which was subsequently extended by six months) or converted into a 1% NSR royalty on the Horne 5 project if no stream agreement is concluded. In 2016 and 2017, Osisko acquired common shares in Falco for $3.3 million and $4.0 million, respectively. As at December 31, 2017, the Company holds 23,927,005 common shares representing a 12.7% interest in Falco ( 14.2% as at December 31, 2016). Based on the fact that some officers and directors of Osisko are also officers and directors of Falco, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Falco since 2014 and accounts for its investment using the equity method.

The financial information of the individually material associates is as follows and includes adjustments to the accounting policies of the associates to conform to those of Osisko (in thousands of dollars):

	Osisko Mining		Barkerville		Dalradian		Falco
	2017 (i)	2016 (ii)	2017 (i)	2016 (ii)	2017 (i)	2016 (ii)	2017 (iii)	2016 (iv)
	$	$	$	$	$	$	$	$

Current assets	108,439	100,963	67,162	34,698	50,088	44,095	34,703	34,242
Non-current assets	290,332	173,334	31,659	16,000	164,310	117,894	87,300	35,657
Current liabilities	23,657	4,972	15,709	10,211	6,437	4,116	25,567	16,516
Non-current liabilities	15,941	5,882	15,634	5,229	685	1,058	8,424	5,315
Revenues	-	-	-	-	-	-	-	-
Net loss from continuing operations	(19,741)	(10,051)	(6,733)	(9,744)	(8,884)	(7,609)	(6,677)	(8,972)
Net loss from discontinued operations, net of taxes	-	(5)	-	-	-	-	-	-
Other comprehensive income (loss)	(954)	9,695	175	(19)	-	-	-	-
Comprehensive loss	(20,695)	(361)	(6,558)	(9,763)	(8,884)	(7,609)	(6,677)	(8,972)

Carrying value of investment (v)	73,635	36,680	89,556	16,909	40,122	3,924	15,652	12,330
Fair value of investment (v)	109,504	53,491	106,732	24,253	42,026	7,313	20,817	18,535

(i)	Information is for the reconstructed twelve months ended September 30, 2017 and as at September 30, 2017.
(ii)	Information is for the reconstructed twelve months ended September 30, 2016 and as at September 30, 2016.
(iii)	Information is for the reconstructed twelve months ended December 31, 2017 and as at December 31, 2017.
(iv)	Information is for the reconstructed twelve months ended December 31, 2016 and as at December 31, 2016.
(v)	As at December 31, 2017 and 2016.

Investments in immaterial associates

The Company has interests in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information on these associates is as follows:

	2017	2016
	$	$

Aggregate amount of the Company’s share of net loss	(2,725)	(1,645)
Aggregate amount of the Company’s share of other comprehensive income (loss)	459	(382)
Aggregate carrying value of investments	38,468	16,983
Aggregate fair value of investments	53,061	28,176